real estate joint ventures - Investment activity (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	$ (464)	$ (428)	$ (821)	$ (900)
Real estate joint ventures
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(1)	2	(1)	3
Items not affecting currently reported cash flows
Recognition of gain initially deferred on our real estate initially contributed		1		1
Construction credit facilities financing costs charged by us and other			1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	7	8	13	13
Financing costs paid to us			(1)
Funds repaid to us and earnings distributed	(1)	(1)	(1)	(4)
Net increase (decrease)	5	10	11	13
Real estate joint ventures carrying amounts
Balance, beginning of period	68	54	62	51
Balance, end of period	73	64	73	64
Real estate joint ventures | Equity
Related to real estate joint ventures' statements of income and other comprehensive income
Comprehensive income (loss) attributable to us	(1)	2	(1)	3
Items not affecting currently reported cash flows
Recognition of gain initially deferred on our real estate initially contributed		1		1
Cash flows in the current reporting period
Funds repaid to us and earnings distributed	(1)	(1)	(1)	(4)
Net increase (decrease)	(2)	2	(2)
Real estate joint ventures carrying amounts
Balance, beginning of period	15	28	15	30
Balance, end of period	13	30	13	30
Real estate joint ventures | Loans and receivables
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other			1
Cash flows in the current reporting period
Construction credit facilities amounts advanced	7	8	13	13
Financing costs paid to us			(1)
Net increase (decrease)	7	8	13	13
Real estate joint ventures carrying amounts
Balance, beginning of period	53	26	47	21
Balance, end of period	60	34	60	34
TELUS Garden real estate joint venture
Real estate joint ventures carrying amounts
Related party revenue from TELUS Garden office tenancy	$ 3	$ 3	$ 6	$ 6